Skadden, Arps, Slate, Meagher & Flom LLP

4 Times Square

New York, NY 10036

December 1, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	JER Investors Trust Inc.

  Pre-Effective Amendment No. 3 to Registration Statement on Form S-11

  (No. 333-128816)

Ladies and Gentlemen:

On behalf of JER Investors Trust Inc., a Maryland corporation (the “Company”), we hereby electronically transmit, pursuant to Regulation S-K promulgated by the Securities and Exchange Commission (the “Commission”), Pre-Effective Amendment No. 3 to the Registration Statement of the Company on Form S-11 (Registration No. 333-128816) (the “Registration Statement”) for filing under the Securities Act of 1933, as amended (the “Securities Act”).

Please contact me at Skadden, Arps, Slate, Meagher & Flom LLP at (212) 735-3669 should you require further information or have any questions.

Very truly yours,

/s/ Tymour Okasha

Tymour Okasha